Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Disclosure of fair value of financial instruments [text block]

Figures in million - SA rand
	2019			2018			2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
- Environmental rehabilitation obligation funds	3,578.3	1,023.9	-	3,634.0	364.7	-	3,117.6	374.8	-
- Trade receivables - PGM concentrate sales	-	2,341.6	-	-	5,310.1	-	-	4,512.4	-
- Other investments	414.7	-	184.0	81.5	-	74.5	-	-	-
Financial liabilities measured at fair value
- Derivative financial instrument	-	4,144.9	-	-	408.8	-	-	1,093.5	-
- Rand gold forward sale contracts	-	68.3	-	-	240.8	-	-	-	-